CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,863,113)	$ (216,505,881)	$ (12,002,940)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	297	838	21,118
Investment loss for disposal of subsidiaries	0	175,428,577	0
Property and equipment written off	0	24,718	0
Provision for lease payment receivables	2,258,060	9,495,002	19,379,086
Provision for other assets	0	3,017,816	0
Deferred tax expense (benefit)	0	25,846,977	(4,255,391)
Changes in assets and liabilities:
Net investment in direct financing leases	(194,077)	5,887,016	(7,116,662)
Other assets	186,571	(628,927)	180,508
Lease receivable in lease agency transaction	0	2,085,456	(92,689)
Interest payable	0	(8,874)	(12,629)
Income tax payable	0	(1,518,019)	256,030
Deposits from direct financing leases	115,404	(3,649,836)	42,663
Other liabilities	704,781	250,671	489,490
Net Cash Provided by (Used in) Operating Activities	207,923	(13,007)	(3,111,416)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,300)	0	(843)
Net cash paid for purchases of subsidiaries and other business units	(69,594)	0	0
Net Cash Used in Investing Activities	(70,894)	0	(843)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loans	0	0	(699,469)
Net Cash Used in Financing Activities	0	0	(699,469)
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM CONTINUING OPERATION	(6,116)	2,817	3,780,236
EFFECT OF FOREIGN CURRENCY TRANSLATION ON CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)
NET INCREASE/(DECREASE) CASH FROM CONTINUING OPERATION	130,913	(10,190)	(31,492)
NET (DECREASE) AND INCREASE IN CASH FROM (DISPOSAL GROUP)/DISCONTINUED OPERATION	0	(7,553,701)	(221,827)
Cash and cash equivalents at beginning of year	28,630	38,820	70,312
Cash and cash equivalents at beginning of year-disposal groups	0	7,553,701	7,775,528
Cash and cash equivalents at end of year	159,543	28,630	38,820
Cash and cash equivalents at end of year-disposal groups	0	0	7,553,701
Continuing Operation
Cash paid for interest expense	$ 0	$ 11,181	$ 11,966